Regulatory Matters - Additional Information (Details) $ in Millions	Dec. 31, 2019 USD ($)	Jan. 01, 2019	Dec. 31, 2018 USD ($)
Class of Stock [Line Items]
Common equity tier 1 capital to risk-weighted assets	2.50%
Capital conservation buffer percentage of risk weighted assets		2.50%
Tier 1 Capital (to Assets)	0.0500		0.0500
Tier 1 Capital (to Risk-Weighted Assets)	0.0600		0.0600
Total Core Capital (to Risk-Weighted Assets)	0.1000		0.1000
Average balance of cash on hand or with the Federal Reserve Bank	$ 0.0		$ 4.0
Minimum [Member]
Class of Stock [Line Items]
Tier 1 Capital (to Assets)	0.05
Tier 1 Capital (to Risk-Weighted Assets)	0.06
Total Core Capital (to Risk-Weighted Assets)	0.10